Income Taxes Income Taxes (Details) 1 (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Unrecognized Tax Benefits	$ 1,052	$ 987	$ 965	$ 1,038
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	54	104	55
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	43	8	44
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	(27)	(72)	(124)
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	(1)	(3)	(35)
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	(4)	(15)	(13)
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	184	69
Deferred Tax Assets, Net, Current	433	458
Deferred Tax Assets, Net, Noncurrent	54	31
Deferred Tax Assets, Inventory	136	181
Deferred Tax Assets, Operating Loss Carryforwards	497	440
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals	300	232
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Restructuring Charges	13	20
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Contingencies	48	53
Deferred Tax Assets, Derivative Instruments		22
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Impairment Losses	13	38
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	171	219
Federal benefit of uncertain tax positions	157	141
Deferred Tax Assets, Other	54	10
Deferred Tax Assets, Gross	1,389	1,356
Deferred Tax Assets, Valuation Allowance	(316)	(362)
Deferred tax assets, net of valuation allowance	1,073	994
Deferred Tax Assets, Net	487	489
Deferred Tax Liabilities, Current	11	3
Deferred Tax Liabilities, Noncurrent	1,713	1,865
Deferred Tax Liabilities, Property, Plant and Equipment	101	118
Deferred Tax Liabilities, Derivatives	21
Deferred Tax Liabilities, Goodwill and Intangible Assets, Intangible Assets	2,187	2,241
Deferred Tax Liabilities, Other	1	14
Deferred Tax Liabilities	1,724	1,868
Deferred Tax Liabilities	2,310	2,373
Deferred Tax Assets (Liabilities), Net	1,237	1,379
Current Federal Tax Expense (Benefit)	33	45	(83)
Income (Loss) from Continuing Operations before Income Taxes, Domestic	(1,265)	(437)	(1,910)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(2,842)	1,079	847
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(4,107)	642	(1,063)
Current State and Local Tax Expense (Benefit)		8	9
Current Foreign Tax Expense (Benefit)	139	91	125
Current Income Tax Expense (Benefit)	172	144	51
Deferred Federal Income Tax Expense (Benefit)	(204)	86	(25)
Deferred State and Local Income Tax Expense (Benefit)	(7)	(8)	(4)
Deferred Foreign Income Tax Expense (Benefit)		(21)	(20)
Deferred Income Tax Expense (Benefit)	(211)	57	(49)
Income tax expense (benefit)	(39)	201	2
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	341	371
Valuation Allowance, Amount	316	362
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	43	1	16
Deferred Tax Liabilities, Undistributed Foreign Earnings	$ 11,041	$ 10,346